Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

Note 3—Property and Equipment

Property and equipment consists of the following as of:

	December 31,
	2012	2011
	(In thousands)
Drillships and related equipment	$3,892,623	$3,435,665
Other property and equipment	7,025	12,441

Property and equipment, cost	3,899,648	3,448,106
Accumulated depreciation	(139,227)	(12,096)

Property and equipment, net	$3,760,421	$3,436,010

On March 15, 2011, we entered into two contracts with SHI for the construction of our fifth and sixth new advanced-capability, ultra-deepwater drillships, the Pacific Khamsin and the Pacific Sharav, which are expected to be delivered to us at the shipyard in the second quarter and fourth quarter of 2013, respectively. On March 16, 2012, we entered into an additional contract with SHI for the construction of the Pacific Meltem, our seventh advanced-capability, ultra-deepwater drillship, which is expected to be delivered to us at the shipyard in the second quarter of 2014. The construction contract for the Pacific Meltem also includes an option for an eighth newbuild drillship on the same terms and conditions as those for the Pacific Meltem. The option was originally valid until June 15, 2012 and was subsequently extended through January 18, 2013 at no cost. In January 2013, we exercised our option and entered into an additional contract with SHI for the construction of our eighth drillship, which is expected to be delivered in the first quarter of 2015 (see Note 21).

The SHI contracts for the Pacific Khamsin, the Pacific Sharav and the Pacific Meltem provide for an aggregate purchase price of approximately $1.5 billion for the acquisition of these three vessels, payable in installments during the construction process, of which we have made payments of $374.3 million through December 31, 2012. We anticipate making payments of approximately $797.3 million in 2013 and approximately $329.8 million in 2014.

During the years ended December 31, 2012, 2011 and 2010, we capitalized interest costs of $33.2 million, $71.0 million and $99.0 million, respectively, on assets under construction.